Note 6 - Long-term Debt	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Long-term Debt [Text Block]
6.
Long-Term Debt

Long-term debt represents bank loans of the Company. Outstanding long-term debt as of
December 31, 2016
and
March 31, 2017
is as follows:

Borrower	December 31, 2016	March 31, 2017
Xingang Shipping Ltd. / Joanna Maritime Ltd.	1,103,915	1,103,915
Pantelis Shipping Corp.	4,840,000	4,840,000
Noumea Shipping Ltd.	6,360,000	6,360,000
Eirini Shipping Ltd. / Eleni Shipping Ltd. / Areti Shipping Ltd.	11,600,000	11,600,000
Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. /Eternity Shipping Company / Jonathan John Shipping Ltd.	13,120,000	12,660,000
Ultra One Shipping Ltd.	-	10,862,500
Kamsarmax One Shipping Ltd.	13,333,000	12,866,000
	50,356,915	60,292,415
Less: Current portion	(5,697,915)	(11,506,887)
Long-term portion	44,659,000	48,785,528
Deferred charges, current portion	148,697	285,067
Deferred charges, long-term portion	292,024	533,239
Long-term debt, current portion net of deferred charges	5,549,218	11,221,820
Long-term debt, long-term portion net of deferred charges	44,366,976	48,252,289

None
of the above loans are registered in the U.S. The future annual loan repayments are as follows:

To March 31:
2017	11,506,887
2018	19,477,972
2019	10,297,972
2020	9,879,584
2021	934,000
Thereafter	8,196,000
Total	60,292,415

Details of the loans are discussed in Notes
9
and
20
(d) of our consolidated financial statements for the year ended
December 31, 2016
included in the Company’s annual report on Form
20
-F and are supplemented by the changes noted below.

In
May 2017,
the Company repaid in full the loan of Xingang Shipping Ltd. guaranteed by Joanna Maritime Ltd. of
$1,103,915
earlier than scheduled, and made a pre-payment of
$400,000
against the loans of Eirini Shipping Ltd. / Eleni Shipping Ltd. / Areti Shipping Ltd and Pantelis Shipping Corp. As a result, Joanna Maritime Ltd. was released from its mortgage and guarantee and M/V Joanna has become unencumbered.

The Company’s loans are secured with
one
or more of the following:

•	first priority mortgage over the respective vessels on a joint and several basis.
•	first assignment of earnings and insurance.
•	a corporate guarantee of Euroseas Ltd.
•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the hull ratio cover (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the vessel shipowning companies, distribution of profits or assets (i.e. limiting dividends in some loans to
60%
of profits, or,
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Restricted cash under “Current Assets” and “Long-term assets” amounts to
$5,605,740
and
$7,037,958
as of
December 31, 2016
and
March 31, 2017
and is comprised of deposits held in retention accounts and deposits required to be maintained as certain minimum cash balances per mortgaged vessel.

Interest expense excluding loan fee amortization for the three-month periods ended
March 31, 2016
and
2017
amounted to
$280,715
and
$691,498,
respectively. At
March 31, 2017,
LIBOR for the Company’s loans was on average approximately
0.94%
per year, the average interest rate margin over LIBOR on our debt was approximately
4.37%
per year for a total average interest rate of approximately
5.31%
per year.